28. Transactions with related parties (Details Narrative) - BRL (R$) R$ in Thousands		12 Months Ended
	Dec. 10, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Expense related to services		R$ 10,560	R$ 12,237
Current liabilities		10,362,600	7,200,556
Other Liabilities [Member]
Disclosure of transactions between related parties [line items]
Deferred revenue		0	8,565
Air France - KLM [Member]
Disclosure of transactions between related parties [line items]
Expenses with component maintenance		284,691	151,936
Delta Air Lines Inc. [Member]
Disclosure of transactions between related parties [line items]
Interest	0.30%
Suppliers [Member]
Disclosure of transactions between related parties [line items]
Payable to related companies		1,822	504
Current liabilities		R$ 142,241	R$ 170,673